Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Tax Aware Bond Fund
Supplement dated December 7, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On November 17, 2021, the Board of Trustees for the Tax Aware Bond Fund (the “Fund”) approved BlackRock Investment Management, LLC (“BlackRock”) as an additional sub‑adviser to the Fund effective November 30, 2021 (the “Effective Date”).
On the Effective Date, the third sentence of the twelfth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the third sentence of the fourteenth paragraph under the “More About the Fund — SIX CIRCLES TAX AWARE BOND FUND (“TAX AWARE BOND FUND”) — Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:
The Adviser currently allocates Fund assets to the following Sub‑Advisers: Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), Allspring Global Investments LLC (“Allspring”) and BlackRock Investment Management, LLC (“BlackRock”).
On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund — SIX CIRCLES TAX AWARE BOND FUND (“TAX AWARE BOND FUND”) — Principal Investment Strategies” section of the Prospectus, relating to BlackRock:
BlackRock
With respect to its allocated portion of the Fund, BlackRock will invest primarily in U.S. Treasuries and government agency bonds. Securities are purchased for the Fund when BlackRock determines that they have the potential to mitigate tracking error versus the Fund’s benchmark.

Six Circles Tax Aware Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Tax Aware Bond Fund
Supplement dated December 7, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On November 17, 2021, the Board of Trustees for the Tax Aware Bond Fund (the “Fund”) approved BlackRock Investment Management, LLC (“BlackRock”) as an additional sub‑adviser to the Fund effective November 30, 2021 (the “Effective Date”).
On the Effective Date, the third sentence of the twelfth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the third sentence of the fourteenth paragraph under the “More About the Fund — SIX CIRCLES TAX AWARE BOND FUND (“TAX AWARE BOND FUND”) — Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:
The Adviser currently allocates Fund assets to the following Sub‑Advisers: Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), Allspring Global Investments LLC (“Allspring”) and BlackRock Investment Management, LLC (“BlackRock”).
On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund — SIX CIRCLES TAX AWARE BOND FUND (“TAX AWARE BOND FUND”) — Principal Investment Strategies” section of the Prospectus, relating to BlackRock:
BlackRock
With respect to its allocated portion of the Fund, BlackRock will invest primarily in U.S. Treasuries and government agency bonds. Securities are purchased for the Fund when BlackRock determines that they have the potential to mitigate tracking error versus the Fund’s benchmark.